Property and Equipment, Net (Detail) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 38,000	$ 28,112
Less: accumulated depreciation	(4,000)	(1,466)
Property and equipment, net	34,000	26,646
Computer Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	31,000	25,862
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7,000	$ 2,250